Balance sheet details - Other Noncurrent Assets (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Investment in securities		$ 1,168	$ 1,169
Long-term deposits		183	184
Total other noncurrent assets	$ 1,351	$ 1,351	$ 1,353